Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 8:-	SHAREHOLDERS’ EQUITY

a.	Share capital:

Ordinary shares rights

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

Issuance of Ordinary shares

In April 2025, the Company entered into a share purchase agreement (the “Purchase Agreement”) with an investor for the sale by the Company of 14,110,121 of its Ordinary shares, no par value per share, in a registered direct offering, at a purchase price of $2.612 per share. The Company received net proceeds of approximately $36,756, after deducting transaction costs payable by the Company in the amount of $100.

b.	Share option plans:

The Company has authorized through its 2021 Share Incentive Plan (the “Plan”), an available pool of ordinary shares of the Company from which to grant options, RSUs or other equity compensation to officers, directors, advisors, management and other key employees of up to 23,794,633 Ordinary shares as of June 30, 2025. The equity compensation granted generally has a four-year vesting period and expires ten years after the date of grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant.

As of June 30, 2025, 11,259,086 of the Company’s Ordinary shares are available for future grants.

A summary of the status of options under the Plan as of June 30, 2025 and changes during the relevant period ended on that date is presented below:

	Six months ended June 30, 2025 (unaudited)
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	14,449,650	$4.62	$2,964	6.92
Granted	2,304,133	$2.95
Exercised	-	$-
Forfeited	(43,952)	$5.18

Outstanding at end of period	16,709,831	$4.38	$3,687	6.82

Exercisable options	11,103,202	$4.79	$2,580	5.91

A summary of the status of RSUs under the Plan as of June 30, 2025 and changes during the relevant period ended on that date is presented below:

	Six months ended June 30, 2025 (unaudited)
	Unvested RSUs	Weighted- average grant date fair value per share

Outstanding at beginning of period	857,899	$4.24
Granted	690,106	$2.81
Vested	(326,306)	$4.54
Forfeited	(10,494)	$6.52

Outstanding at end of period	1,211,205	$3.18

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2024 and 2025, was comprised as follows:

	Six months ended June 30,
	2024	2025
	Unaudited

Research and development	$3,330	$3,194
Marketing expenses	345	427
General and administrative	1,192	1,710

Total share-based compensation expense	$4,867	$5,331

As of June 30, 2025, there were unrecognized compensation costs of $15,435, which are expected to be recognized over a weighted average period of approximately 2.08 years.

Stock-based compensation to non-employees

In June 2025, as consideration for the services under the Agreement detailed in note 7i, the Company issued to Oramed a warrant to purchase 2,390,000 Ordinary shares of the Company at an exercise price of $3.90 as well as a warrant to purchase 847,000 Ordinary shares of the Company at an exercise price of $3.474. The warrants are exercisable immediately and will expire on October 24, 2027.

The total compensation cost related to the warrants amounts to $2,780 and is recognized on a straight-line basis over the service period. For the period ended June 30, 2025, the Company recognized compensation expense of $42.

In June 2025, the Company entered into an agreement with a contractor involved in the construction of its Hudson, NH facility. As a partial consideration for its services, the Company issued to the contractor 226,202 of its Ordinary shares, no par value per share. The Company recognized an increase to additional paid-in capital of $675 in exchange for the services provided.